Prepaid Expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Government authorities	[1]	$ 13	$ 11
Prepaid expenses		82	51
Other		7	11
Total		$ 102	$ 73

[1]	The government authorities and others are monetary items, which are denominated or linked is NIS.